Debt, Long Term Debt Maturities (Details) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Long-term debt maturities [Abstract]
Long-term debt	$ 463,103,138	$ 463,374,893
2026 [Member]
Long-term debt maturities [Abstract]
Long-term debt	28,713,788
2027 [Member]
Long-term debt maturities [Abstract]
Long-term debt	39,258,745
2028 [Member]
Long-term debt maturities [Abstract]
Long-term debt	51,731,226
2029 [Member]
Long-term debt maturities [Abstract]
Long-term debt	51,701,680
2030 [Member]
Long-term debt maturities [Abstract]
Long-term debt	48,469,138
2031 and thereafter [Member]
Long-term debt maturities [Abstract]
Long-term debt	$ 243,228,561